Commitments - Additional Information (Detail) (USD $)	1 Months Ended						6 Months Ended	12 Months Ended											1 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended					3 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended			1 Months Ended				1 Months Ended
	Dec. 30, 2011	Oct. 31, 2011	Sep. 30, 2011 ha	Aug. 31, 2011	Jul. 31, 2011	Jun. 30, 2011 acre	Jun. 30, 2012	Dec. 31, 2011	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012	Jan. 11, 2012	May 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Quarter ended March 31, 2012	Jun. 30, 2012 Quarter ended June 30, 2012	Jul. 31, 2011 Over Three Years	Sep. 30, 2011 Homero Bustillos Gonzalez	Jun. 30, 2012 Homero Bustillos Gonzalez	Dec. 31, 2011 Homero Bustillos Gonzalez	Jun. 30, 2012 Homero Bustillos Gonzalez Upon the discovery of a 1 million-ounce equivalent gold deposit	Dec. 31, 2011 Homero Bustillos Gonzalez Upon the discovery of a 1 million-ounce equivalent gold deposit	Jun. 30, 2012 Option Agreement Homero Bustillos Gonzalez	Dec. 31, 2011 Option Agreement Homero Bustillos Gonzalez	Aug. 31, 2011 North American Gold Corporation	Jun. 30, 2011 North American Gold Corporation	Jun. 30, 2012 North American Gold Corporation Option Agreement	Dec. 31, 2011 North American Gold Corporation Option Agreement	Dec. 31, 2011 Joint Ventures	Jun. 30, 2012 Joint Ventures	Mar. 31, 2012 Joint Ventures	Jun. 30, 2012 Joint Ventures ton	Dec. 31, 2011 Joint Ventures	Jun. 30, 2012 Joint Ventures Within 12 months of signing the JV Agreement	Jun. 30, 2012 Joint Ventures No later than January 26, 2013	Dec. 31, 2011 Joint Ventures No later than January 26, 2013	Jun. 30, 2012 Noncontrolling Interest	Jun. 30, 2012 Noncontrolling Interest Jaramillo	Jun. 30, 2012 Amiko Kay, S. de R.L. de C.V.	Oct. 31, 2011 Service Agreements	Jul. 12, 2014 Deferred Compensation, Share-based Payments	Jul. 12, 2013 Deferred Compensation, Share-based Payments	Jul. 12, 2012 Deferred Compensation, Share-based Payments	Oct. 31, 2011 Restricted Stock Service Agreements
Commitments and Contingencies Disclosure [Line Items]
Payment to consultant upon execution of agreement		$ 15,000																																								$ 15,000
Monthly payment to consultant through term of agreement		5,000																																								5,000
One-time grant of restricted shares		150,000																																												150,000
Common stock, fair market value		124,500																																								124,500
Agreement term		1 year																																								1 year
Number of days prior to the end of the annual period agreement must be cancelled in writing or it will be automatically renewed		30 days																																								30 days
Percentage of company ownership in capital stock of Metales															70.00%
Percentage of capital stock issued to Gonzalez															30.00%
Concessions assigned, acres						1,976
Shares issued				300,000																300,000							125,000		125,000	125,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001											$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001
Repayment in connection with the Option Agreement																											125,000		125,000	125,000
Common stock, fair market value				303,000			79,300	429,250												303,000							126,250
Work plan, obligation to fund development costs	150,000					150,000
Work plan, obligation to fund development costs period	3 years					3 years
Work plan, obligation to fund development costs total	450,000					450,000								163,557
Additional payment																					125,000	125,000
Percentage of Net Smelter Returns Royalty																					2.00%	2.00%
Advance to Metales						20,000	60,195	122,341									56,695	3,500
The Company must allow Gonzalez to maintain his percentage of stock ownership until the date which the Company has complied fully with its obligations under the Option Agreement or																					Jan. 11, 2014	Jan. 11, 2014
Obligation to issue common stock																							1,000,000	1,000,000			100,000	100,000
Commitments must be met before																									Jan. 11, 2014	Jan. 11, 2014
Employment Agreement, initial term					3 years
Employment Agreement, automatic renewal period					1 year
Employment Agreement, base salary per year					120,000
Employment Agreement, shares entitled to receive					3,000,000																																						1,000,000	1,000,000	1,000,000
Employment Agreement, number of shares issued in three equal increments																			1,000,000
Employment Agreement, termination notice period					30 days																											30 days		30 days
Employment Agreement, fair market value of stock					3,000,000
Employment Agreement, expense related to stock grant							499,998	473,974
Ownership interest																																99.00%		99.00%
Amount of mine tailings																																		1,200,000
Mine tailings previous activity period																																100 years		100 years
Payment made to joint venture																															25,000		75,000		25,000		200,000	200,000
Work commitment, total																																1,000,000		1,000,000
Work commitment, period																																		2 years
Work commitment, within the first year of the Joint Venture																															250,000	250,000		250,000	250,000
Work commitment, within the second year of the Joint Venture																															750,000	750,000		750,000	750,000
Additional Commitment to joint venture																															250,000	250,000		250,000	250,000
Common shares issued																																		600,000	600,000	300,000				300,000
Joint Venture, net revenues distribution percentage																																							35.00%		65.00%
Amount paid toward Work Commitment																																90,000	160,000	250,000
Amount due from Metales								150,000
Letter of intent, period			90 days
Percentage of interest in mining concessions acquired			70.00%
Area of land acquired			570
Payments acquire interest in mining concessions			$ 12,500